UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 94.7%

	Air Freight & Logistics – 1.1%

52,150	BPost SA, (2)	$997,593

36,196	Oesterreichische Post AG, (5)	1,643,093

3,956,464	Singapore Post Limited, (5)	3,990,505
	Total Air Freight & Logistics	6,631,191

	Commercial Services & Supplies – 2.9%

7,414,368	China Everbright International Limited, (5)	6,560,015

251,416	Covanta Holding Corporation	5,375,274

1,251,483	K-Green Trust, (5)	1,008,338

63,072	Republic Services, Inc.	2,104,082

437,688	Shanks Group PLC, (5)	658,985

37,501	Waste Connections Inc.	1,702,920
	Total Commercial Services & Supplies	17,409,614

	Construction & Engineering – 3.9%

695,383	Ferrovial SA, (5)	12,524,154

212,857	Promotora y Operadora de Infraestructura SAB de CV (Pinfra), (2)	2,058,401

159,977	Vinci S.A, (5)	9,313,295
	Total Construction & Engineering	23,895,850

	Electric Utilities – 11.5%

33,378	American Electric Power Company, Inc.	1,446,936

145,781	Brookfield Infrastructure Partners LP	5,542,594

243,568	Cheung Kong Infrastructure Holdings Limited, (5)	1,689,360

59,373	Duke Energy Corporation	3,964,929

467,580	E-CL SA	649,693

68,641	Edison International	3,161,604

15,169	Elia System Operator SA NV, (5)	675,151

157,130	Enersis SA	2,523,508

118,106	Fortis Incorporated	3,587,726

82,334	Hafslund ASA, Class B Shares	636,682

1,147,832	Infratil Limited, (5)	2,359,078

27,872	ITC Holdings Corporation	2,616,066

65,230	NextEra Energy Inc.	5,228,837

203,689	Northeast Utilities	8,402,171

6,376	NRG Yield Inc., Class A Shares, (2)	193,129

63,905	OGE Energy Corp.	2,306,331

76,275	Pepco Holdings, Inc.	1,408,037

30,362	Pinnacle West Capital Corporation	1,662,016

52,396	Portland General Electric Company	1,479,139

104,510	Power Assets Holdings Limited, (5)	935,694

117,973	Power Grid Corporation of India Limited, (5)	184,803

Nuveen Investments	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

3,220	Scottish and Southern Energy, (5)	$76,796

45,046	Southern Company	1,854,994

3,677,231	Spark Infrastructure Group, (5)	5,696,914

535,796	Terna-Rete Elettrica Nazionale SpA, (5)	2,418,792

15,164	Transmissora Aliance de Energia Electrica SA	149,841

73,773	UIL Holdings Corporation	2,742,880

119,572	Unitil Corp.	3,499,872

86,841	Westar Energy Inc.	2,661,677
	Total Electric Utilities	69,755,250

	Gas Utilities – 8.7%

1,229	Chesapeake Utilities Corporation	64,510

692,567	ENN Energy Holdings Limited, (5)	3,853,167

47,279	GAIL India Limited, GDR, (5)	1,465,317

1,932,746	Hong Kong and China Gas Company Limited, (5)	4,652,505

20,504	Keyera Corporation	1,165,287

801,910	Infraestructura Energitca Nova SAB de CV, (2)	3,099,326

76,813	Laclede Group Inc.	3,456,585

7,037	Northwest Natural Gas Company	295,413

82,839	ONEOK, Inc.	4,416,975

226,657	Osaka Gas Company Limited, (5)	966,215

431,834	Petronas Gas Berhad, (5)	2,915,638

215,291	Piedmont Natural Gas Company	7,078,768

128,706	Questar Corporation	2,894,598

17,968	Rubis, (5)	1,134,975

999,337	Snam Rete Gas S.p.A, (5)	5,064,727

9,633	Southwest Gas Corporation	481,650

1,151,739	Tokyo Gas Company Limited, (5)	6,317,196

2,541,960	Towngas China Company Limited, (5)	2,314,664

28,302	WGL Holdings Inc.	1,208,778
	Total Gas Utilities	52,846,294

	Independent Power Producers & Energy Traders – 0.8%

105,941	CPFL Energias Renovaveis SA, (2)	644,833

61,772	Endesa SA Chile	2,593,806

57,158	Pattern Energy Group Inc., (2)	1,337,497
	Total Independent Power Producers & Energy Traders	4,576,136

	Industrial Conglomerates – 0.8%

352,132	Beijing Enterprises Holdings, (5)	2,546,125

519,245	SembCorp Industries Limited, (5)	2,192,363
	Total Industrial Conglomerates	4,738,488

	Media – 0.4%

92,284	SES SA, (5)	2,640,741

	Multi-Utilities – 14.0%

1,513	AGL Energy Limited, (5)	21,795

63,305	Canadian Utilities Limited, Class A Shares	2,177,463

454,416	CenterPoint Energy, Inc.	10,892,352

2	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities (continued)

449,556	Centrica PLC, (5)	$2,690,568

309,811	CMS Energy Corporation	8,154,226

180,492	Dominion Resources, Inc.	11,277,140

8,816	DTE Energy Company	581,680

1,424,388	Duet Group, (5)	2,899,065

763,350	Hera SpA, (5)	1,538,667

13,935	Integrys Energy Group, Inc.	778,827

365,397	National Grid PLC	21,576,693

124,574	NiSource Inc.	3,848,091

98,992	PG&E Corporation	4,050,753

288,954	Redes Energeticas Nacionais SA, (5)	863,312

85,688	Sempra Energy	7,334,893

172,828	Suez Environnement Company, (5)	2,805,254

59,156	Vector Limited, (5)	130,241

85,009	Wisconsin Energy Corporation	3,432,663
	Total Multi-Utilities	85,053,683

	Oil, Gas & Consumable Fuels – 19.5%

15,542	Altagas Limited	552,393

41,275	DCP Midstream Partners LP	2,049,717

92,376	Enbridge Energy Management LLC, (2)	2,658,581

558,877	Enbridge Inc.	23,327,526

311,663	Gibson Energy Incorporated	7,437,189

380,533	Kinder Morgan, Inc.	13,535,559

212,355	Koninklijke Vopak NV, (5)	12,169,904

34,098	Magellan Midstream Partners LP	1,924,150

17,021	Oiltanking Partners LP	872,496

50,742	QEP Midstream Partners LP, (2)	1,148,799

123,103	Rose Rock Midstream Limited Partnership	3,933,141

607,951	Sinopec Kantons Holdings Limited, (5)	522,692

454,638	Spectra Energy Corporation	15,562,259

281,485	TransCanada Corporation	12,368,451

82,890	Western Gas Partners, Lp	4,984,176

427,373	Williams Companies, Inc.	15,539,282
	Total Oil, Gas & Consumable Fuels	118,586,315

	Road & Rail – 2.6%

1,093,225	Aurizon Holdings Limited, (5)	4,776,558

3,660,470	ComfortDelGro Corporation, (5)	5,760,061

705,429	MTR Corporation, (5)	2,793,014

437,030	Stagocoach Group PLC, (5)	2,306,655
	Total Road & Rail	15,636,288

	Transportation Infrastructure – 22.7%

221,386	Abertis Infraestructuras S.A, (5)	4,302,676

50,095	Aeroports de Paris, (5)	5,245,295

208,587	Atlantia SpA, (5)	4,247,433

3,265,735	Auckland International Airport Limited, (5)	8,989,882

Nuveen Investments	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

337,586	CCR SA	$2,661,024

1,360,303	China Merchants Holdings International Company Limited, (5)	4,954,698

3,707,148	Cosco Pacific Limited, (5)	5,676,211

17,027	Flughafen Zuerich AG, (5)	8,972,406

93,023	Fraport AG, (5)	6,527,325

670,287	Gemina S.p.A, (2), (5)	1,516,262

786,042	Groupe Eurotunnel SA, (5)	7,163,205

55,628	Grupo Aeroportuario Centro Norte, SA	1,481,374

62,001	Grupo Aeroportuario del Sureste SA de CV	6,749,429

4,536,507	Hutchison Port Holdings Trust, (5)	3,540,739

8,927,603	International Container Terminal Services, Incorporated, (5)	19,907,335

52,603	Japan Airport Terminal Company, (5)	1,217,415

2,131,659	Jasa Marga Persero Tbk PT., (5)	957,686

243,742	Kamigumi Company Limited, (5)	2,075,087

122,335	Macquarie Atlas Roads Group, (5)	279,878

72,012	Mitsubishi Logistics Corporation, (5)	1,091,913

417,128	Port of Tauranga Limited, (5)	4,797,558

1,420,914	Singapore Airport Terminal Services Limited, (5)	3,693,474

97,608	Societa Iniziative Autostradali e Servizi SpA.	959,996

2,782,968	Sydney Airport, (5)	10,208,245

2,457,939	Transuburban Group, (5)	15,603,793

442,311	Wilson Sons Limited	5,310,606
	Total Transportation Infrastructure	138,130,945

	Water Utilities – 5.2%

1,554,083	Aguas Andinas SA. Class A, (5)	1,070,401

230,633	American Water Works Company	9,520,530

74,105	Aqua America Inc.	1,832,617

93,785	California Water Service Group	1,905,711

61,344	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	610,986

41,557	Companhia de Saneamento de Minas Gervais Copasa MG	657,772

142,970	Connecticut Water Service, Inc.	4,597,915

1,903,766	Guangdong Investment Limited, (5)	1,637,430

1,210,059	Hyflux Limited, (5)	1,163,834

1,686,174	Manila Water Company, (5)	1,095,103

12,746	Middlesex Water Company	272,637

15,740	Severn Trent PLC, (5)	448,875

10,901	SJW Corporation	305,443

591,917	United Utilities PLC, (5)	6,620,511
	Total Water Utilities	31,739,765

	Wireless Telecommunication Services – 0.6%

48,659	Crown Castle International Corporation, (2)	3,553,567
	Total Common Stocks (cost $533,950,912)	575,194,127

4	Nuveen Investments

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 3.2%

	Specialized – 3.2%

184,156	American Tower REIT Inc.	$13,651,484

63,454	Corrections Corporation of America	2,192,336

40,202	CyrusOne Inc.	763,034

1,584,559	Parkway Life Real Estate Investment Trust, (6)	2,959,846
	Total Real Estate Investment Trust Common Stocks ($15,658,720)	19,566,700

Shares	Description (1), (3)	Value

	INVESTMENT COMPANIES – 0.3%

	Gas Utilities – 0.3%

5,117,122	Cityspring Infrastructure Trust	$1,917,256
	Total Investment Companies (cost $1,839,593)	1,917,256

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

221,386	Abertis Infraestucturas SA, Stock Rights, (2)	$215,342
	Total Common Stock Rights (cost $187,177)	215,342
	Total Long-Term Investments (cost $551,636,402)	596,893,425

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.8%

	Money Market Funds – 2.8%

17,199,080	State Street Institutional Liquid Reserve Fund, 0.060%, (4)	$17,199,080

	Total Short-Term Investments (cost $17,199,080)	17,199,080
	Total Investments (cost $568,835,482) – 101.0%	614,092,505
	Other Assets Less Liabilities – (1.0)%	(6,236,775)
	Net Assets – 100%	$607,855,730

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$317,113,070	$258,081,057	$—	$575,194,127
Real Estate Investment Trust Common Stocks	16,606,854	2,959,846	—	19,566,700
Investment Companies	—	1,917,256	—	1,917,256
Common Stock Rights	215,342	—	—	215,342
Short-Term Investments:
Money Market Funds	17,199,080	—	—	17,199,080
Total	$351,134,346	$262,958,159	$—	$614,092,505

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs or due to securities no longer being fair valued using methods determined in good faith by, or at the discretion of, the Board of Trustees.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(194,204,579)	$194,204,579	$—	$—	$—
Real Estate Investment Trust Common Stocks		(2,959,846)	2,959,846
Investment Companies	—	(1,917,255)	1,917,255	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $572,778,673.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$53,611,858
Depreciation	(12,298,026)
Net unrealized appreciation (depreciation) of investments	$41,313,832

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(6)	For fair value measurement disclosure purposes, Real Estate Investment Trust Common Stock classified as Level 2.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

6	Nuveen Investments

Nuveen Real Asset Income Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.6%

	COMMON STOCKS – 24.8%

	Air Freight & Logistics – 1.8%

52,106	BPost SA, (2)	$996,752

16,920	Oesterreichische Post AG, (4)	768,072

382,135	Singapore Post Limited, (4)	385,423
	Total Air Freight & Logistics	2,150,247

	Commercial Services & Supplies – 0.5%

769,087	K-Green Trust, (4)	619,664

	Construction & Engineering – 1.4%

91,896	Ferrovial SA, (4)	1,655,087

	Electric Utilities – 5.2%

10,887	American Electric Power Company, Inc.	471,951

12,584	Brookfield Infrastructure Partners LP	478,444

315	Hafslund ASA, Class B Shares	2,436

1,279	NRG Yield Inc., Class A Shares, (2)	38,741

76,623	Pepco Holdings, Inc.	1,414,461

21,764	Scottish and Southern Energy PLC, (4)	519,064

992,223	Spark Infrastructure Group, (4)	1,537,192

24,522	Terna-Rete Elettrica Nazionale SpA, (4)	110,702

5,156	Transmissora Alianca de Energia Eletrica SA	50,948

16,909	UIL Holdings Corporation	628,677

12,925	Unitil Corp.	378,315

14,676	Westar Energy Inc.	449,819
	Total Electric Utilities	6,080,750

	Gas Utilities – 0.1%

15,103	Snam Rete Gas S.p.A, (4)	76,543

	Independent Power Producers & Energy Traders – 0.8%

14,364	Pattern Energy Group Inc., (2)	336,118

58,048	TransAlta Renewables Inc.	578,761
	Total Independent Power Producers & Energy Traders	914,879

	Multi-Utilities – 5.8%

16,520	Centrica PLC, (4)	98,871

1,057,549	Duet Group, (4)	2,152,435

1,556	Hera SpA, (4)	3,136

6,234	Integrys Energy Group, Inc.	348,418

62,582	National Grid PLC	3,695,467

203,993	Vector Limited, (4)	449,121
	Total Multi-Utilities	6,747,448

	Oil, Gas & Consumable Fuels – 2.2%

18,827	Boardwalk Pipeline Partners, LP	571,776

Nuveen Investments	7

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

14,037	DCP Midstream Partners LP	$697,077

9,690	Holly Energy Partneres L.P	320,448

2,288	Kinder Morgan Energy Partners Limited Partnership	182,651

4,257	QEP Midstream Partners LP, (2)	96,378

21,388	Rose Rock Midstream Limited Partnership	683,347
	Total Oil, Gas & Consumable Fuels	2,551,677

	Real Estate Management & Development – 1.2%

27,536	Brookfield Property Partners	533,648

1,762,811	Langham Hospitality Investments Limited, (2), (4)	891,099
	Total Real Estate Management & Development	1,424,747

	Transportation Infrastructure – 4.7%

31,359	Abertis Infraestructuras S.A, (4)	609,468

44,587	Atlantia SpA, (4)	907,920

2,070,004	Hutchison Port Holdings Trust, (4)	1,615,636

100	Kobenhavns Lufthavne	51,514

278,614	Sydney Airport, (4)	1,021,988

215,191	Transuburban Group, (4)	1,366,102
	Total Transportation Infrastructure	5,572,628

	Water Utilities – 1.1%

115,298	United Utilities PLC, (4)	1,289,592
	Total Common Stocks (cost $28,875,806)	29,083,262

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 16.5%

	Diversified – 2.5%

181	Armada Hoffler Properties Inc.	$1,794

31,354	Artis Real Estate Investment Trust	432,542

53,327	Liberty Property Trust	1,898,441

22,594	Select Income REIT	582,925
	Total Diversified	2,915,702

	Industrial – 1.3%

287,583	Ascendas Real Estate Investment Trust, (6)	523,255

307,717	Mapletree Logistics Trust, (6)	262,693

83,472	Monmouth Real Estate Investment Corporation	757,091
	Total Industrial	1,543,039

	Mortgage – 3.9%

44,752	Apollo Commercial Real Estate Finance, Inc.	683,363

58,700	Blackstone Mortgage Trust Inc, Class A	1,478,653

28,108	Colony Financial Inc.	561,598

79,781	Starwood Property Trust Inc.	1,912,351
	Total Mortgage	4,635,965

	Office – 0.3%

23,624	Franklin Street Properties Corporation	300,970

	Residential – 0.1%

13,269	Trade Street Residential Inc.	92,352

See accompanying notes to financial statements.

8	Nuveen Investments

Shares	Description (1)			Value

	Retail – 4.4%

28,237	AmREIT Inc., Class B Shares			$489,912

120,032	CapitaMall Trust, (6)			187,541

32,206	Kite Realty Group Trust			822,541

38,354	National Retail Properties, Inc.			1,220,424

43,880	Urstadt Biddle Properties Inc.			872,334

573,936	Westfield Realty Trust, (6)			1,590,989
	Total Retial			5,183,741

	Specialized – 4.0%

11,657	Aviv REIT Inc.			265,780

25,078	Corrections Corporation of America			866,445

10,273	Healthcare Realty Trust, Inc.			237,409

30,167	Healthcare Trust of America Inc., Class A			317,357

5,082	LTC Properties Inc.			193,014

24,673	Medical Properties Trust Inc.			300,270

275,838	Parkway Life Real Estate Investment Trust, (6)			515,246

34,140	Pebblebrook Hotel Trust			881,495

59,783	Summit Hotel Properties Inc.			549,406

16,617	Sunstone Hotel Investors Inc., (6)			417,087

5,018	Universal Health Realty Income Trust			210,104
	Total Specialized			4,753,613
	Total Real Estate Investment Trust Common Stocks ($19,783,385)			19,425,382

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0%

31,359	Abertis Infraestucturas SA, Stock Rights, (2)			$30,503
	Total Common Stock Rights (cost $26,511)			30,503

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.6%

	Electric Utilities – 0.9%

13,708	NextEra Energy Inc., Convertible, (2)	5.799%	N/R	$663,467

7,826	PPL Corporation	8.750%	N/R	420,491
	Total Electric Utilities			1,083,958

	Multi-Utilities – 0.5%

10,030	Dominion Resources Inc.	6.125%	BBB	535,000

	Office – 0.9%

43,193	Alexandria Real Estate Equities Inc., Convertible Bonds	7.000%	N/R	1,110,924

	Retail – 0.3%

5,480	Ramco-Gershenson Properties Trust	7.250%	N/R	322,443
	Total Convertible Preferred Securities (cost $3,016,866)			3,052,325

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 27.4%

	Construction & Engineering – 1.5%

1,783,000	PHBS Limited, (7)	6.625%	N/R	$1,720,595

Nuveen Investments	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Diversified – 0.7%

6,025	Cousins Property Inc.	7.500%	N/R	$150,625

782	Duke-Weeks Realty Corporation	6.625%	Baa3	19,378

25,361	Investors Real Estate Trust	7.950%	N/R	653,046
	Total Diversified			823,049

	Electric Utilities – 3.1%

20,688	Alabama Power Company	6.450%	A–	537,888

52,583	Integrys Energy Group Inc.	6.000%	BBB	1,278,819

30,085	NextEra Energy Inc.	5.000%	BBB	570,111

41,433	PPL Capital Funding, Inc.	5.900%	BB+	883,352

20,454	SCE Trust II	5.100%	BBB+	391,694
	Total Electric Utilities			3,661,864

	Industrial – 0.6%

14,582	Monmouth Real Estate Investment Corporation	7.875%	N/R	369,508

15,247	STAG Industrial Inc.	6.625%	BB	334,824

427	Terreno Realty Corporation, (7)	7.750%	N/R	10,602
	Total Industrial			714,934

	Mortgage – 0.6%

12,616	Apollo Commercial Real Estate Finance, (7)	8.625%	N/R	316,662

16,762	Colony Financial Inc.	0.000%	N/R	425,755
	Total Mortgage			742,417

	Multi-Utilities – 0.6%

9,589	DTE Energy Company	6.500%	Baa2	235,889

300,000	RWE AG, (7)	7.000%	BBB–	505,100
	Total Multi-Utilities			740,989

	Oil, Gas & Consumable Fuels – 0.4%

20,599	Nustar Logistics Limited Partnership	7.625%	Ba2	519,919

	Office – 1.7%

21,516	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	500,032

218	Corporate Office Properties Trust	7.375%	BB	5,422

604	Digital Realty Trust Inc.	5.875%	Baa3	11,929

27,487	Kilroy Realty Corporation	6.875%	Ba1	658,314

37,136	SL Green Realty Corporation	6.500%	Ba2	861,555
	Total Office			2,037,252

	Real Estate Management & Development – 0.9%

39,171	Forest City Enterprises Inc.	7.375%	BB–	993,377

	Residential – 1.7%

8,654	Apartment Investment & Management Company, (7)	7.000%	BB	216,523

8,486	Essex Property Trust	7.125%	BBB–	212,829

46,799	Equity Lifestyle Properties Inc., (7)	6.750%	N/R	1,081,057

7,036	Post Properties, Inc., Series A, (7)	6.750%	N/R	424,693
	Total Residential			1,935,102

	Retail – 9.5%

14,741	CBL & Associates Properties Inc.	7.375%	BB	368,230

45,541	Cedar Shopping Centers Inc., Series A	7.250%	N/R	1,047,443

10	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (3)	Value

	Retail (continued)

68,686	DDR Corporation	6.500%		Ba1	$1,512,466

34,057	DDR Corporation	6.250%		Ba1	717,240

66,929	General Growth Properties	6.375%		B	1,470,430

50,186	Glimcher Realty Trust	7.500%		B1	1,214,501

44,130	Glimcher Realty Trust	6.875%		B1	1,026,023

149	National Retail Properties Inc.	6.625%		Baa3	3,420

13,109	Penn Real Estate Investment Trust, (7)	7.375%		N/R	311,470

43,654	Retail Properties of America	7.000%		N/R	994,002

43,173	Saul Centers, Inc.	6.875%		N/R	1,011,975

30,632	Taubman Centers Incorporated, Series K	6.250%		N/R	684,931

15,639	Taubman Centers Incorporated., Series J	6.500%		N/R	370,957

18,639	Urstadt Biddle Properties	7.125%		N/R	446,218
	Total Retail				11,179,306

	Specialized – 5.8%

21,194	Health Care REIT, Inc.	6.500%		Baa3	490,641

19,617	Hersha Hospitality Trust, (7)	8.000%		N/R	498,272

43,763	Hersha Hospitality Trust	6.875%		N/R	1,011,801

35,334	LaSalle Hotel Properties, (7)	7.250%		N/R	852,256

2,236	Pebblebrook Hotel Trust	7.875%		N/R	57,801

37,763	Pebblebrook Hotel Trust	6.500%		N/R	806,240

1,774	Public Storage, Inc.	6.875%		A	45,060

46,082	Summit Hotel Properties Inc.	7.875%		N/R	1,175,090

66,360	Summit Hotel Properties Inc.	7.125%		N/R	1,557,466

12,157	Summit Hotel Properties Inc.	9.250%		N/R	324,592
	Total Specialized				6,819,219

	Specialty Retail – 0.3%

13,871	TravelCenters of America LLC	8.250%		N/R	355,791
	Total $25 Par (or similar) Retail Structures (cost $34,105,248)				32,243,814

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 1.0%

	Oil, Gas & Consumable Fuels – 1.0%

$1,310	DCP Midstream LLC	5.850%	5/21/43	Baa3	$1,198,650
$1,310	Total Convertible Bonds (cost $1,305,600)				1,198,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 24.1%

	Building Products – 0.5%

$545	Associated Asphalt Partners Limited Liability Corporation, 144A	8.500%	2/15/18	B	$545,000

	Commercial Services & Supplies – 0.9%

530	ADS Waste Holdings Inc., 144A	8.250%	10/01/20	CCC+	559,150

450	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	447,750
980	Total Commercial Services & Supplies				1,006,900

	Communications Equipment – 0.2%

250	Goodman Networks Inc., 144A	12.875%	7/01/18	B	263,750

Nuveen Investments	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Diversified Financial Services – 1.6%

$200	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	$196,000

1,670	Royal Capital BV	8.375%	5/29/49	N/R	1,718,096

4	SinOceanic II ASA, 144A	10.000%	2/17/15	N/R	4,029
1,874	Total Diversified Financial Services				1,918,125

	Diversified Telecommunication Services – 0.6%

700	IntelSat Limited	8.125%	6/01/23	CCC+	738,500

	Electric Utilities – 3.9%

303	APT Pipelines Limited, (2)	7.308%	8/1/23	N/R	297,759

1,118	Electricite de France, 144A	5.250%	1/29/49	A3	1,057,516

1,350	Enel SpA	8.750%	9/24/73	BBB–	1,365,949

600	Intergen NV, 144A	7.000%	6/30/23	B+	600,000

650	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	612,625

440	Tennet Holding BV	6.655%	2/01/20	BBB	645,494
4,461	Total Electric Utilities				4,579,343

	Energy Equipment & Services – 1.5%

1,250	Origin Energy Finance Limited/	7.875%	6/16/71	BB+	1,762,933

	Gas Utilities – 1.0%

500	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	520,000

600	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	603,000
1,100	Total Gas Utilities				1,123,000

	Health Care Equipment & Supplies – 0.4%

500	Community Health Systems, Inc.	7.125%	7/15/20	B	505,000

	Health Care Providers & Services – 2.3%

600	HealthSouth Corporation	5.750%	11/01/24	BB–	576,000

600	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	639,000

500	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	535,000

550	Select Medical Corporation, 144A	6.375%	6/01/21	B–	521,125

425	Tenet Healthcare Corporation	6.750%	2/01/20	B3	423,938
2,675	Total Health Care Providers & Services				2,695,063

	Independent Power Producers & Energy Traders – 0.5%

600	Mirant Americas Generation LLC	8.500%	10/01/21	BB–	636,000

	Industrial Conglomerates – 0.5%

665	OAS Financial Limited, 144A	8.875%	7/25/63	BB–	605,150

	Internet Software & Services – 0.5%

650	Equinix Inc.	5.375%	4/01/23	BB	614,250

	Metals & Mining – 0.3%

550	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	294,250

	Oil, Gas & Consumable Fuels – 4.8%

400	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	376,000

600	Calumet Specialty Products	9.625%	8/01/20	B+	663,000

600	Crosstex Energy Finance	7.125%	6/01/22	B+	618,000

650	Gibson Energy, 144A	6.750%	7/15/21	BB	671,125

560	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	566,300

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$500	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	$500,000

600	NuStar Logistics LP	6.750%	2/01/21	BB+	610,500

540	PBF Holding Company LLC	8.250%	2/15/20	BB+	558,900

550	Summit Midstream Holdings LLC Finance, 144A	7.500%	7/01/21	B	567,875

500	Western Refining Inc.	6.250%	4/01/21	BB–	490,000
5,500	Total Oil, Gas & Consumable Fuels				5,621,700

	Real Estate Investment Trust – 1.7%

700	Geo Group Inc., 144A	5.875%	1/15/22	B+	691,250

500	MPT Operating Partnership Finance	6.375%	2/15/22	Ba1	506,250

750	Omega Healthcare Investors Inc.	5.875%	3/15/24	BBB–	750,000
1,950	Total Real Estate Investment Trust				1,947,500

	Road & Rail – 0.8%

594	Inversiones Alsacia SA, 144A	8.000%	8/18/18	B2	476,215

500	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	495,000
1,094	Total Road & Rail				971,215

	Transportation Infrastructure – 0.6%

500	Eurogate GmbH	6.750%	5/29/49	N/R	666,279

	Wireless Telecommunication Services – 1.5%

750	Crown Castle International Corporation	5.250%	1/15/23	BB–	690,000

350	Goodman Networks Inc., 144A	12.125%	7/01/18	B3	369,250

750	SBA Communications Corporation	5.625%	10/01/19	B	736,875
1,850	Total Wireless Telecommunication Services				1,796,125
$29,777	Total Corporate Bonds (cost $28,829,439)				28,290,083

Shares	Description (1), (5)				Value

	INVESTMENT COMPANIES – 1.2%

	Gas Utilities – 0.5%

1,521,929	Cityspring Infrastructure Trust				$570,228

	Real Estate Management & Development – 0.7%

477,271	Starwood European Real Estate Finance Limited				784,488
	Total Investment Companies (cost $1,303,958)				1,354,716
	Total Long-Term Investments (cost $117,246,813)				114,678,735

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.7%

$1,961	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $1,960,531, collateralized by $2,000,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $2,003,950	0.000%	10/01/13		$1,960,531

	Total Short-Term Investments (cost $1,960,531)				1,960,531
	Total Investments (cost $119,207,344) – 99.3%				116,639,266
	Other Assets Less Liabilities – 0.7%				862,181
	Net Assets – 100%				$117,501,447

Nuveen Investments	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,006,147	$16,077,115	$—	$29,083,262
Real Estate Investment Trust Common Stocks	15,928,571	3,496,811	—	19,425,382
Common Stock Rights	30,503	—	—	30,503
$25 Par (or similar) Retail Structures	26,306,584	5,937,230	—	32,243,814
Convertible Preferred Securities	3,052,325	—	—	3,052,325
Convertible Bonds	—	1,198,650	—	1,198,650
Corporate Bonds	—	28,290,083	—	28,290,083
Investment Companies	—	1,354,716	—	1,354,716
Short-Term Investments:
Repurchase Agreements	—	1,960,531	—	1,960,531
Total	$58,324,130	$58,315,136	$—	$116,639,266

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs or due to securities no longer being fair valued using methods determined in good faith by, or at the discretion of, the Board of Trustees.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(7,434,461)	$7,434,461	$—	$—	$—
Real Estate Investment Trust Common Stocks	—	(2,556,470)	2,556,470	—	—	—
$25 Par (or similar) Retail Structures	—	(3,362,700)	3,362,700	—	—	—
Convertible Preferred Securities	322,443	—	—	(322,443)	—	—
Investment Companies	—	(1,354,716)	1,354,716	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $119,344,244.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$2,099,221
Depreciation	(4,804,199)
Net unrealized appreciation (depreciation) of investments	$(2,704,978)

14	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(5)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	For fair value measurement disclosure purposes, Real Estate Investment Trust Common Stock classified as Level 2.

(7)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust.

Nuveen Investments	15

Nuveen Real Estate Securities Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 105.2%

	COMMON STOCKS – 0.5%

	Capital Markets – 0.0%

60,447	HFF Inc., Class A Shares	$1,514,197

	Health Care Providers & Services – 0.2%

399,973	Capital Senior Living Corporation, (2)	8,459,429

	Real Estate Management & Development – 0.3%

1,084,796	Global Logistic Properties Limited, (9)	2,497,210

145,362	Forest City Enterprises, Inc., (2)	2,753,156

14,513,342	Langham Hospitality Investments Limited, (2), (9)	7,336,475
	Total Real Estate Management & Development	12,586,841
	Total Common Stocks (cost $18,062,250)	22,560,467

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.8%

	Diversified – 6.0%

174,679	American Assets Trust Inc	$5,329,456

1,497	Armada Hoffler Properties Inc.	14,835

5,397,042	Cousins Properties, Inc., (3)	55,535,562

72,193	First Potomac Realty Trust	907,466

31,522	Investors Real Estate Trust	260,057

1,861,499	Liberty Property Trust	66,269,364

592,688	PS Business Parks Inc.	44,226,379

315,699	Select Income REIT	8,145,034

772,402	Vornado Realty Trust	64,928,112

601,902	Washington Real Estate Investment Trust	15,210,064
	Total Diversified	260,826,329

	Industrial – 7.2%

9,583,427	DCT Industrial Trust Inc.	68,904,840

6,719	EastGroup Properties Inc.	397,832

4,155,251	Mapletree Logistics Trust, (10)	3,547,274

5,652,945	Prologis Inc.	212,663,791

1,769,487	Terreno Realty Corporation	31,426,089
	Total Industrial	316,939,826

	Mortgage – 1.1%

688,550	Blackstone Mortgage Trust Inc, Class A	17,344,575

34,331	Newcastle Investment Corporation, (4)	16,136

1,250,589	Starwood Property Trust Inc.	29,976,618
	Total Mortgage	47,337,329

	Office – 14.0%

1,306,047	Alexandria Real Estate Equities Inc.	83,391,101

3,630,567	BioMed Realty Trust Inc.	67,492,241

16	Nuveen Investments

Shares	Description (1)	Value

	Office (continued)

1,813,927	Boston Properties, Inc.	$193,908,796

872,142	Corporate Office Properties	20,146,480

224,949	CyrusOne Inc.	4,269,532

1,271,019	Digital Realty Trust Inc., (3)	67,491,109

256,447	Douglas Emmett Inc.	6,018,811

1,045,509	Dupont Fabros Technology Inc.	26,942,767

204,297	Franklin Street Properties Corporation	2,602,744

125,773	Highwoods Properties, Inc.	4,441,045

863,510	Hudson Pacific Properties Inc.	16,795,270

1,379,592	Kilroy Realty Corporation	68,910,620

549,212	SL Green Realty Corporation	48,791,994
	Total Office	611,202,510

	Residential – 15.8%

2,439,403	American Campus Communities Inc.	83,305,612

163,369	Apartment Investment & Management Company, Class A	4,564,530

1,010,493	AvalonBay Communities, Inc.	128,423,555

652,029	BRE Properties, Inc.	33,096,992

936,040	Camden Property Trust	57,510,298

564,312	Colonial Properties Trust	12,691,377

874,378	Education Realty Trust Inc.	7,956,840

170,789	Equity Lifestyles Properties Inc.	5,835,860

2,696,013	Equity Residential, (3)	144,425,416

365,570	Essex Property Trust Inc.	53,994,689

480,333	Home Properties New York, Inc.	27,739,231

799,098	Mid-America Apartment Communities, (3)	49,943,625

1,398,741	Post Properties, Inc.	62,971,320

801,299	UDR Inc.	18,990,786
	Total Residential	691,450,131

	Retail – 29.1%

1,494,860	Acadia Realty Trust	36,893,145

4,013	Alexander’s Inc.	1,148,200

1,222,617	AmREIT Inc., Class B Shares	21,212,405

1,433,513	CapitaMall Trust, (10)	2,239,762

1,605,271	CBL & Associates Properties Inc.	30,660,676

85,625	Cedar Shopping Centers Inc.	443,538

8,557,943	Developers Diversified Realty Corporation	134,445,285

867,995	Equity One Inc.	18,974,371

919,890	Federal Realty Investment Trust, (3)	93,322,841

3,620,523	General Growth Properties Inc., (3)	69,839,889

1,608,806	Glimcher Realty Trust	15,685,859

1,902,174	Kimco Realty Corporation	38,385,871

4,428,666	Kite Realty Group Trust	26,261,989

1,113,482	Macerich Company, (3)	62,844,924

1,522,253	National Retail Properties, Inc., (3)	48,438,091

661,127	Ramco-Gershenson Properties Trust	10,187,967

442,550	Regency Centers Corporation	21,397,293

Nuveen Investments	17

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)			Value

	Retail (continued)

125,438	Retail Opportunity Investments Corporation			$1,733,553

199,247	Retail Properties of America Inc.			2,739,646

35,187	Saul Centers Inc., (3)			1,627,399

3,171,043	Simon Property Group, Inc.			470,043,704

1,195,365	Tanger Factory Outlet Centers			39,028,667

1,060,422	Taubman Centers Inc.			71,377,005

1,116,479	Urstadt Biddle Properties Inc.			22,195,603

287,143	Weingarten Realty Trust, (3)			8,421,904

1,123,033	Westfield Group, (10)			11,540,641

4,474,283	Westfield Realty Trust, (10)			12,403,009
	Total Retail			1,273,493,236

	Specialized – 25.6%

354,267	American Tower REIT Inc.			26,261,813

162,585	Chesapeake Lodging Trust			3,827,251

301,576	Corrections Corporation of America			10,419,451

38,336	CubeSmart			683,914

1,461,719	Extra Space Storage Inc., (3)			66,873,644

3,617,765	Health Care Property Investors Inc., (3)			148,147,477

764,604	Health Care REIT, Inc., (3)			47,695,998

1,061,956	Healthcare Realty Trust, Inc., (3)			24,541,803

406,348	Healthcare Trust of America Inc., Class A, (3)			4,274,781

5,861,350	Hersha Hospitality Trust			32,764,947

1,552,580	Host Hotels & Resorts Inc.			27,434,089

408,029	LTC Properties Inc.			15,496,941

6,441,492	Parkway Life Real Estate Investment Trust, (10)			12,032,258

1,031,478	Pebblebrook Hotel Trust			29,613,733

1,726,698	Public Storage, Inc.			277,221,364

3,469,332	RLJ Lodging Trust			81,494,609

192,542	Senior Housing Properties Trust, (3)			4,493,930

734,760	Sovran Self Storage Inc., (3)			55,606,637

6,243,409	Summit Hotel Properties Inc.			57,376,923

2,119,990	Sunstone Hotel Investors Inc.			27,008,673

84,870	Universal Health Realty Income Trust			3,553,506

2,618,480	Ventas Inc.			161,036,520
	Total Specialized			1,117,860,262
	Total Real Estate Investment Trust Common Stocks (cost $3,627,817,268)			4,319,109,624

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL SECURITIES – 0.1%

	Specialized – 0.1%

123,241	Summit Hotel Properties Inc., (3)	7.875%	N/R	$3,142,645

31,797	Summit Hotel Properties Inc.	9.250%	N/R	848,980
	Total $25 Par (or similar) Retail Structures (cost $3,875,950)			3,991,625

18	Nuveen Investments

Shares	Description (1), (6)	Value

	INVESTMENT COMPANIES – 0.1%

	Real Estate Management & Development – 0.1%

2,202,447	Starwood European Real Estate Finance Limited	$3,620,150
	Total Investment Companies (cost $3,552,334)	3,620,150

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.7%

	Money Market Funds – 5.7%

248,360,611	Mount Vernon Securities Lending Prime Portfolio, 0.190% (7), (8)	$248,360,611
	Total Investments Purchased with Collateral from Securities Lending (cost $248,360,611)	248,360,611
	Total Long-Term Investments (cost $3,901,668,413)	4,597,642,477

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%

13,767,486	First American Treasury Obligations Fund, Class Z, 0.000%, (7)	$13,767,486

	Total Short-Term Investments (cost $13,767,486)	13,767,486
	Total Investments (cost $3,915,435,899) – 105.5%	4,611,409,963
	Other Assets Less Liabilities – (5.5)%	(239,161,662)
	Net Assets – 100%	$4,372,248,301

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,726,782	$9,833,685	$—	$22,560,467
Real Estate Investment Trust Common Stocks	4,277,330,544	41,762,944	16,136	4,319,109,624
$25 Par (or similar) Retail Structures	3,991,625	—	—	3,991,625
Investment Companies	—	3,620,150	—	3,620,150
Investments Purchased with Collateral from Securities Lending	248,360,611	—	—	248,360,611
Short-Term Investments:
Money Market Funds	13,767,486	—	—	13,767,486
Total	$4,556,177,048	$55,216,779	$16,136	$4,611,409,963

Nuveen Investments	19

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $3,992,868,842.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$745,612,334
Depreciation	(127,071,213)
Net unrealized appreciation (depreciation) of investments	$618,541,121

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end the reporting period was $237,373,276.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(10)	For fair value measurement disclosure purposes, Real Estate Investment Trust Common Stock classified as Level 2.

REIT	Real Estate Investment Trust.

20	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013